Related Party Balances and Transactions - Schedule of Amount Due from a Related Party-current (Parenthetical) (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Prepayment of revenue due to related parties	¥ 27,258